UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Jennifer L. Butler

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2014
unaudited
Common stocks 97.18% Energy 12.08%	Shares	Value (000)
Chevron Corp.	14,175,000	$1,831,977
ConocoPhillips	14,583,600	1,203,147
Enbridge Inc.	23,755,000	1,163,520
FMC Technologies, Inc.[1]	2,755,000	167,504
Hess Corp.	2,140,000	211,817
National Oilwell Varco Inc.	3,200,000	259,328
Occidental Petroleum Corp.	1,140,000	111,390
Pioneer Natural Resources Co.	3,950,000	874,767
Royal Dutch Shell PLC, Class B (ADR)	29,240,000	2,518,734
Schlumberger Ltd.	3,002,400	325,430
Spectra Energy Corp	3,010,000	123,169
		8,790,783
Materials 3.94%
Air Products and Chemicals, Inc.	1,515,106	199,918
Dow Chemical Co.	16,585,985	847,046
E.I. du Pont de Nemours and Co.	1,260,000	81,031
MeadWestvaco Corp.	3,995,000	166,991
Mosaic Co.	3,796,400	175,052
Nucor Corp.	9,493,100	476,744
Potash Corp. of Saskatchewan Inc.	13,257,800	470,519
Praxair, Inc.	3,370,000	431,832
Steel Dynamics, Inc.	788,510	16,724
		2,865,857
Industrials 16.83%
Boeing Co.	24,120,000	2,905,978
Caterpillar Inc.	10,260,000	1,033,695
CSX Corp.	12,000,000	359,040
Cummins Inc.	1,140,000	158,905
Emerson Electric Co.	1,816,214	115,602
General Dynamics Corp.	3,188,400	372,309
General Electric Co.	37,849,000	951,902
Honeywell International Inc.	600,000	55,098
Lockheed Martin Corp.	9,925,000	1,657,177
Northrop Grumman Corp.	4,290,000	528,828
Parker-Hannifin Corp.	2,400,000	275,880
Precision Castparts Corp.	150,000	34,320
Rockwell Automation	4,480,000	500,237
Rockwell Collins, Inc.	5,774,600	423,105
Union Pacific Corp.	13,104,000	1,288,254
United Technologies Corp.	7,370,000	774,956
W.W. Grainger, Inc.	525,000	123,454
Waste Management, Inc.	15,360,200	689,519
		12,248,259
Washington Mutual Investors Fund — Page 1 of 6

unaudited
Common stocks Consumer discretionary 11.95%	Shares	Value (000)
Amazon.com, Inc.[1]	3,139,235	$982,549
Carnival Corp., units	6,861,938	248,539
CBS Corp., Class B	4,520,000	256,872
Comcast Corp., Class A	25,232,739	1,355,755
Home Depot, Inc.	34,661,000	2,802,342
Honda Motor Co., Ltd. (ADR)	490,808	17,119
Johnson Controls, Inc.	10,863,800	513,206
Lowe's Companies, Inc.	5,500,000	263,175
Ralph Lauren Corp., Class A	1,209,848	188,567
Tiffany & Co.	970,000	94,682
Time Warner Inc.	3,000,000	249,060
Twenty-First Century Fox, Inc., Class A	17,394,100	551,045
VF Corp.	10,699,408	655,553
Walt Disney Co.	6,083,900	522,485
		8,700,949
Consumer staples 8.98%
Avon Products, Inc.	21,700,000	286,440
Coca-Cola Co.	43,929,200	1,725,978
Colgate-Palmolive Co.	3,720,000	235,848
Costco Wholesale Corp.	1,700,000	199,818
Kimberly-Clark Corp.	3,055,000	317,323
Nestlé SA (ADR)	9,570,192	709,630
PepsiCo, Inc.	12,060,000	1,062,486
Procter & Gamble Co.	17,868,900	1,381,624
Unilever NV (New York registered)	9,587,900	394,350
Wal-Mart Stores, Inc.	3,000,000	220,740
		6,534,237
Health care 9.97%
AbbVie Inc.	3,012,900	157,695
AstraZeneca PLC (ADR)	310,000	22,565
Bristol-Myers Squibb Co.	16,345,400	827,404
Gilead Sciences, Inc.[1]	2,524,100	231,081
Humana Inc.	7,620,000	896,493
Johnson & Johnson	13,930,000	1,394,254
Merck & Co., Inc.	47,585,200	2,699,984
Pfizer Inc.	24,130,000	692,531
Quest Diagnostics Inc.	1,443,200	88,180
UnitedHealth Group Inc.	3,085,000	250,039
		7,260,226
Financials 14.34%
ACE Ltd.	3,860,000	386,386
Allstate Corp.	4,000,000	233,800
American Express Co.	20,750,679	1,826,060
Capital One Financial Corp.	6,500,000	517,010
Charles Schwab Corp.	7,260,000	201,465
Chubb Corp.	2,750,000	238,452
Citigroup Inc.	5,000,000	244,550
CME Group Inc., Class A	8,718,389	644,638
Deutsche Bank AG	268,333	9,166
Goldman Sachs Group, Inc.	2,214,900	382,890
JPMorgan Chase & Co.	20,332,400	1,172,570
KeyCorp	19,160,000	259,426
Washington Mutual Investors Fund — Page 2 of 6

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	6,398,700	$324,862
McGraw Hill Financial, Inc.	7,109,100	570,292
Moody’s Corp.	2,302,900	200,352
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	90,530
Toronto-Dominion Bank	1,400,000	73,150
U.S. Bancorp	12,355,000	519,281
Wells Fargo & Co.	49,909,200	2,540,378
		10,435,258
Information technology 9.92%
Amphenol Corp., Class A	2,300,000	221,191
Analog Devices, Inc.	1,200,000	59,556
Apple Inc.	3,722,900	355,797
Automatic Data Processing, Inc.	3,217,700	261,631
Cisco Systems, Inc.	14,795,000	373,278
Google Inc., Class A1	531,600	308,089
Google Inc., Class C1	533,100	304,720
Intuit Inc.	1,570,400	128,726
Linear Technology Corp.	3,085,000	136,156
Microsoft Corp.	87,367,100	3,770,764
Paychex, Inc.	1,180,000	48,392
QUALCOMM Inc.	5,500,000	405,350
Texas Instruments Inc.	18,370,700	849,645
		7,223,295
Telecommunication services 3.72%
AT&T Inc.	23,090,000	821,773
Verizon Communications Inc.	37,063,293	1,868,731
Vodafone Group PLC (ADR)	545,454	18,120
		2,708,624
Utilities 2.97%
Dominion Resources, Inc.	3,930,000	265,825
Duke Energy Corp.	5,695,700	410,831
Exelon Corp.	5,125,000	159,285
FirstEnergy Corp.	9,316,100	290,755
National Grid PLC (ADR)	2,025,000	145,375
PG&E Corp.	19,957,300	891,493
		2,163,564
Miscellaneous 2.48%
Other common stocks in initial period of acquisition		1,809,040
Total common stocks (cost: $45,476,278,000)		70,740,092
Washington Mutual Investors Fund — Page 3 of 6

unaudited
Short-term securities 2.33%	Principal amount (000)	Value (000)
3M Co. 0.10% due 9/22/2014[2]	$ 25,000	$24,995
Abbott Laboratories 0.10% due 9/18/2014—10/17/2014[2]	25,000	97,285
Apple Inc. 0.09% due 10/8/2014[2]	42,600	42,588
Coca-Cola Co. 0.11%—0.12% due 10/15/2014—10/17/2014[2]	42,200	92,176
Emerson Electric Co. 0.10%—0.11% due 8/1/2014—9/10/2014[2]	28,000	90,297
Fannie Mae 0.05% due 8/19/2014	12,400	12,400
Federal Farm Credit Banks 0.12% due 12/19/2014	30,000	29,993
Federal Home Loan Bank 0.06%—0.14% due 8/6/2014—12/23/2014	33,920	739,385
Freddie Mac 0.05%—0.09% due 8/26/2014—1/27/2015	91,900	166,579
General Electric Capital Corp. 0.13%—0.17% due 11/4/2014—12/23/2014	25,000	35,485
Google Inc. 0.08% due 8/19/2014[2]	25,000	25,000
IBM Corp. 0.09% due 8/5/2014[2]	50,000	50,000
John Deere Bank SA 0.09% due 8/27/2014[2]	14,100	14,099
John Deere Financial Ltd. 0.09% due 9/2/2014[2]	31,000	30,997
Private Export Funding Corp. 0.23% due 10/9/2014[2]	40,000	39,990
Procter & Gamble Co. 0.09%—0.12% due 9/3/2014—10/29/2014[2]	25,000	92,784
Wal-Mart Stores, Inc. 0.08% due 10/27/2014[2]	50,000	49,990
Wells Fargo & Co. 0.14% due 10/8/2014—10/10/2014	35,000	59,984
Total short-term securities (cost: $1,693,977,000)		1,694,027
Total investment securities 99.51% (cost: $47,170,255,000)		72,434,119
Other assets less liabilities 0.49%		353,690
Net assets 100.00%		72,787,809
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $650,201,000, which represented .89% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Washington Mutual Investors Fund — Page 4 of 6

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,790,783	$—	$—	$8,790,783
Materials	2,865,857	—	—	2,865,857
Industrials	12,248,259	—	—	12,248,259
Consumer discretionary	8,700,949	—	—	8,700,949
Consumer staples	6,534,237	—	—	6,534,237
Health care	7,260,226	—	—	7,260,226
Financials	10,435,258	—	—	10,435,258
Information technology	7,223,295	—	—	7,223,295
Telecommunication services	2,708,624	—	—	2,708,624
Utilities	2,163,564	—	—	2,163,564
Miscellaneous	1,809,040	—	—	1,809,040
Short-term securities	—	1,694,027	—	1,694,027
Total	$70,740,092	$1,694,027	$—	$72,434,119
Washington Mutual Investors Fund — Page 5 of 6

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,556,601
Gross unrealized depreciation on investment securities	(322,708)
Net unrealized appreciation on investment securities	25,233,893
Cost of investment securities	47,200,226
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0914O-S44423	Washington Mutual Investors Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 26, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 26, 2014